Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total general fund assets	$ 204,789	$ 198,316	$ 209,148
Total investment for account of segregated fund holders	128,452	125,292	$ 139,996
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	9,979	11,576
Total investment for account of segregated fund holders	0	0
Asset Management | U.S.
Disclosure of operating segments [line items]
Total general fund assets	8,118	9,822
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	935	940
Total investment for account of segregated fund holders	0	0
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	658	566
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	268	248
Corporate
Disclosure of operating segments [line items]
Total general fund assets	8,804	13,135
Total investment for account of segregated fund holders	0	8,702
Corporate | U.S.
Disclosure of operating segments [line items]
Total general fund assets	4,973	1,644
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	0	4,722
Total investment for account of segregated fund holders	0	8,702
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	3,643	6,592
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 188	$ 177